Property And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Land	$ 27.7	$ 27.7
Machinery and equipment	43.2	56.8
Building and leasehold improvements	120.4	126.7
Computer and data processing equipment	101.7	99.6
Computer software	10.8	10.3
Furniture and fixtures	23.8	29.4
Construction in progress	20.4	23.9
Property and equipment	348.0	374.4
Less: accumulated depreciation	(184.3)	(199.0)
Property and equipment, net	163.7	175.4
Property and equipment, disposals recorded (less than)	50.0	17.0	$ 32.0
Pre-tax loss for disposed assets	(1.0)	(1.0)	(1.0)
Depreciation expense	$ 38.0	$ 29.0	$ 26.0